Prospectus Supplement	December 31, 2016

Putnam Intermediate-Term Municipal Income Fund
Prospectus dated March 30, 2016

Putnam Short-Term Municipal Income Fund
Prospectus dated March 30, 2016

The sub-section Your fund’s management in the section Fund summary and the sub-section The fund’s investment manager in the section Who oversees and manages the fund? are supplemented to reflect that each fund’s portfolio managers are now Garrett Hamilton, CFA and Paul Drury.

Mr. Hamilton, who joined each fund in December 2016, has been employed by Putnam since 2016 as a Portfolio Manager. Prior to joining Putnam, Mr. Hamilton was a Portfolio Manager at BNY Mellon from 2010 to 2016.

Additional information regarding Mr. Drury, including his business experience during the last five years, is set forth in each fund’s prospectus.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in each fund.

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Statement of Additional Information Supplement	December 31, 2016

Putnam Intermediate-Term Municipal Income Fund
Statement of Additional Information dated March 30, 2016

Putnam Short-Term Municipal Income Fund
Statement of Additional Information dated March 30, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that each fund’s portfolio managers are now Garrett Hamilton, CFA and Paul Drury. These sub-sections are also supplemented with regards solely to Mr. Hamilton as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio manager managed as of November 30, 2016. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
	Other SEC-registered		Other accounts that pool		account programs and
	open-end and closed-end		assets from more than		single-sponsor defined
Portfolio manager	funds		one client		contribution plan offerings)
	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts
Garrett Hamilton	0	$0	0	$0	0	$0

Ownership of securities

The dollar range of shares of each fund owned by the portfolio manager as of November 30, 2016, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned
Garrett Hamilton	$0

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